Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Reserves	Retained Earnings	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 24,312	$ 26,603,511	$ (5,472,696)	$ 6,461,788	$ 52,589,154	$ 0	$ 80,206,069
Balance (In Shares) at Dec. 31, 2016	24,311,935
Issuance of common stock for service							0
Issuance of common stock for acquisition	$ 2,500	6,497,500	0	0	0	0	6,500,000
Issuance of common stock for acquisition (in shares)	2,500,000
Issuance of common stock for private placement	$ 1,891	5,966,317	0	0	0	0	5,968,208
Issuance of common stock for private placement (in shares)	1,891,307
Foreign currency translation adjustment	$ 0	0	4,371,426	0	0	(30,102)	4,341,324
Net income (loss)	0	0	0	0	3,767,215	(754,084)	3,013,131
Noncontrolling interest through acquisition	0	0	0	0	0	9,583,646	9,583,646
Balance at Dec. 31, 2017	$ 28,703	39,067,328	(1,101,270)	6,461,788	56,356,369	8,799,460	109,612,378
Balance (In Shares) at Dec. 31, 2017	28,703,242
Issuance of common stock for service	$ 150	242,850	0	0	0	0	243,000
Issuance of common stock for service (in shares)	150,000
Foreign currency translation adjustment	$ 0	0	(965,094)	0	0	15,405	(949,689)
Net income (loss)	0	0	0	0	1,976,767	(896,769)	1,079,998
Balance at Dec. 31, 2018	$ 28,853	39,310,178	(2,066,364)	6,461,788	58,333,136	7,918,096	109,985,687
Balance (In Shares) at Dec. 31, 2018	28,853,242
Issuance of common stock for service							0
Foreign currency translation adjustment	$ 0	0	(5,524,579)	0	0	29,848	(5,494,731)
Net income (loss)	0	0	0	(82,512)	(6,274,455)	(3,601,728)	(9,958,695)
Balance at Dec. 31, 2019	$ 28,853	$ 39,310,178	$ (7,590,943)	$ 6,379,276	$ 52,058,681	$ 4,346,216	$ 94,532,261
Balance (In Shares) at Dec. 31, 2019	28,853,242